Business combinations (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill, Total	$ 7,729
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	7 years
BAF Technologies Inc [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill, Total	7,729
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	7 years
BAF Technologies Inc [Member] | Customer Relationships [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill, Total	6,350
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	8 years
BAF Technologies Inc [Member] | Core Technologies [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill, Total	160
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	10 years
Other Intangible Assets [Member] | BAF Technologies Inc [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill, Total	$ 1,219
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	3 years